Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
INVENTORIES
5.	INVENTORIES

	As of December 31,
	2023	2022
Robots at warehouse	$4,743,645	$5,553,859
Security equipment	506,403	494,793
Impairment provision for inventories	(4,743,645)	(942,882)
Inventories	$506,403	$5,105,770

The Company recorded a provision for slow moving or obsolete robots’ inventory of $3,797,552, $942,882 and nil during the years ended December 31, 2023, 2022 and 2021, respectively.